Share-based payments - Former Chief Executive Officer Grant (Details) $ / shares in Units, € in Thousands											1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 01, 2022 $ / shares	Mar. 01, 2022 $ / shares	Jan. 01, 2022 $ / shares	Oct. 19, 2021 EUR (€)	Jul. 01, 2021 $ / shares	Jun. 30, 2021	Mar. 01, 2021 $ / shares	Dec. 01, 2020	Nov. 16, 2020 $ / shares	Nov. 25, 2019	Jan. 31, 2022	Aug. 31, 2020	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 Option	Dec. 31, 2019 $ / shares	Dec. 31, 2022 € / shares	Apr. 01, 2022 € / shares	Jan. 01, 2022 € / shares	Dec. 31, 2021 € / shares	Jul. 01, 2021 € / shares	Mar. 01, 2021 € / shares	Nov. 16, 2020 € / shares
Share-based payments
Number of days increase related to percentage of stock price														10 days	10 days
Exercise price (in dollars per share)		$ 19.35
Vesting percentage (as a percent)		25.00%
Threshold duration of volume weighted average price					10 days
Provision for employer taxes arising according to US regulations for future exercises				€ 8,000											$ 51,000					$ 981,000
Shares issued on exercise of option | €																€ 3,186
Number of share options not exercised						100,000
Chief Business Officer and Chief Commercial Officer
Share-based payments
Number of days of									10
Vesting period (in years)									10 years
Percentage of increase in share price									10.00%
Former Chief Executive Officer Grant
Share-based payments
Number of share options granted																			267,822		658,735
New VSOP
Share-based payments
Number of share options granted										745,236			267,822
Exercise price (in dollars per share)													$ 6.21
Term of the program												9 years
Provision for employer taxes arising according to US regulations for future exercises | €														€ 51		€ 147
New VSOP | Minimum
Share-based payments
Remaining life of the options														5 years 6 months	5 years 6 months	3 years 8 months 12 days	3 years 8 months 12 days
New VSOP | Maximum
Share-based payments
Remaining life of the options														6 years 10 months 24 days	6 years 10 months 24 days	8 years 6 months	8 years 6 months
LTIP
Share-based payments
Number of share options granted		130,000
Vesting period (in years)			4 years
LTIP | Dan Menichella, then Chief Executive Officer
Share-based payments
Number of share options granted		30,000																				3,866,309
Exercise price (in dollars per share)																						$ 8.28
Provision for employer taxes arising according to US regulations for future exercises | $																				$ 146,000
Shares issued on exercise of option | $																	$ 3,195,276
Number of share options not exercised																		100,000
LTIP | Chief Business Officer and Chief Commercial Officer
Share-based payments
Number of share options granted		25,000						266,156
LTIP | Chief Business Officer and Chief Commercial Officer | Minimum
Share-based payments
Vesting period (in years)									1 year
LTIP | Chief Business Officer and Chief Commercial Officer | Maximum
Share-based payments
Vesting period (in years)									3 years
LTIP | Chief Scientific Officer
Share-based payments
Number of share options granted		25,000							266,155
Number of days of									P10D
Exercise price (in dollars per share) | € / shares																													€ 10.04
Vesting period (in years)									4 years
Vesting percentage (as a percent)									25.00%
Percentage of increase in share price									20.00%
LTIP | Chief Operating Officer
Share-based payments
Number of share options granted		25,000
Number of days of														20 day	20 day
Exercise price (in dollars per share) | (per share)															$ 84.03								€ 70.92
Vesting period (in years)														4 years	4 years
Vesting percentage (as a percent)														25.00%	25.00%
Percentage of increase in share price														20.00%	20.00%
Threshold duration of volume weighted average price														10 days	10 days
LTIP | Chief Financial Officer
Share-based payments
Number of share options granted		25,000
LTIP | Chief Development Officer
Share-based payments
Number of days increase related to percentage of stock price					20 days
Exercise price (in dollars per share) | (per share)					$ 54.79																						€ 46.16
Vesting period (in years)					4 years
Vesting percentage (as a percent)					25.00%
Percentage of increase in share price					20.00%
LTIP | Key employees
Share-based payments
Number of share options granted	700		9,500				2,000
Number of days increase related to percentage of stock price	10 days										30 days
Exercise price (in dollars per share) | (per share)	$ 19.28		$ 33.87				$ 88.16																	€ 17.45	€ 30.67			€ 77.73
Vesting period (in years)	4 years						4 years
Vesting percentage (as a percent)	25.00%						25.00%				25.00%
Percentage of increase in share price	20.00%						10.00%				20.00%
Threshold duration of volume weighted average price	10 days						10 days				10 days
First tranche | Chief Business Officer and Chief Commercial Officer
Share-based payments
Exercise price (in dollars per share) | (per share)									$ 52.96								$ 98.36									€ 81.48			€ 43.87
First tranche | New VSOP
Share-based payments
Term of the program														10 years	10 years
Vesting percentage (as a percent)														25.00%	25.00%
First tranche | 2022 | Chief Business Officer and Chief Commercial Officer
Share-based payments
Exercise price (in dollars per share) | (per share)															$ 98.57								81.65
Second tranche | Chief Business Officer and Chief Commercial Officer
Share-based payments
Exercise price (in dollars per share) | (per share)																	$ 39.92									€ 33.07
Third tranche | Chief Business Officer and Chief Commercial Officer
Share-based payments
Exercise price (in dollars per share) | (per share)															$ 7.68								€ 7.35